Expense Example {- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund Retail PRO-09 - Fidelity Global Commodity Stock Fund - Fidelity Global Commodity Stock Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 96
3 years	300
5 years	520
10 years	$ 1,155